UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Select Growth Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Select Growth Fund

As of 6-30-15 (unaudited)
	Shares	Value
Common stocks 97.1%		$373,241,845
(Cost $353,891,765)
Consumer discretionary 18.6%		71,589,710
Automobiles 1.8%
Harley-Davidson, Inc.	125,801	7,088,886
Hotels, restaurants and leisure 2.4%
Chipotle Mexican Grill, Inc. (I)	15,340	9,280,547
Internet and catalog retail 9.9%
Amazon.com, Inc. (I)	49,314	21,406,714
TripAdvisor, Inc. (I)	189,855	16,543,965
Specialty retail 4.5%
CarMax, Inc. (I)	95,740	6,338,945
O'Reilly Automotive, Inc. (I)	48,370	10,930,653
Consumer staples 6.6%		25,431,291
Beverages 5.6%
Brown-Forman Corp., Class B	43,210	4,328,778
PepsiCo, Inc.	143,000	13,347,620
The Boston Beer Company, Inc., Class A (I)	16,020	3,716,480
Household products 1.0%
Colgate-Palmolive Company	61,740	4,038,413
Energy 1.2%		4,650,913
Oil, gas and consumable fuels 1.2%
Apache Corp.	31,966	1,842,201
Ultra Petroleum Corp. (I)	224,338	2,808,712
Financials 26.0%		99,801,271
Banks 11.8%
First Republic Bank	292,800	18,455,184
M&T Bank Corp.	138,155	17,259,704
U.S. Bancorp	222,000	9,634,800
Capital markets 1.8%
TD Ameritrade Holding Corp.	187,000	6,885,340
Consumer finance 1.0%
American Express Company	48,890	3,799,731
Diversified financial services 5.7%
Berkshire Hathaway, Inc., Class B (I)	81,720	11,122,909
MarketAxess Holdings, Inc.	114,820	10,651,851
Insurance 5.7%
Fairfax Financial Holdings, Ltd.	12,981	6,400,911
Markel Corp. (I)	19,472	15,590,841
Health care 9.5%		36,566,545
Biotechnology 2.5%
Genomic Health, Inc. (I)	216,793	6,024,677
Seattle Genetics, Inc. (I)	75,300	3,644,520
Health care equipment and supplies 1.9%
IDEXX Laboratories, Inc. (I)	115,614	7,415,482
Health care providers and services 2.0%
Anthem, Inc.	47,052	7,723,115

2SEE NOTES TO FUND'S INVESTMENTS

Select Growth Fund

			Shares	Value
Health care (continued)
Life sciences tools and services 2.0%
	Waters Corp. (I)		59,645	$7,657,225
Pharmaceuticals 1.1%
	Bristol-Myers Squibb Company		61,640	4,101,526
Industrials 8.7%				33,534,506
Air freight and logistics 1.4%
	United Parcel Service, Inc., Class B		55,870	5,414,362
Industrial conglomerates 1.2%
	Danaher Corp.		54,780	4,688,620
Trading companies and distributors 6.1%
	NOW, Inc. (I)		275,099	5,477,221
	Watsco, Inc.		145,097	17,954,303
Information technology 19.5%				74,696,332
Internet software and services 11.3%
	eBay, Inc. (I)		148,413	8,940,399
	Facebook, Inc., Class A (I)		109,040	9,351,816
	Google, Inc., Class A (I)		16,130	8,710,845
	Google, Inc., Class C (I)		15,870	8,260,494
	GrubHub, Inc. (I)		168,100	5,727,167
	Zillow Group, Inc., Class A (I)		28,300	2,454,742
IT services 4.8%
	MasterCard, Inc., Class A		189,940	17,755,591
	Source HOV (R)		510	660,642
Semiconductors and semiconductor equipment 0.3%
	Xilinx, Inc.		25,478	1,125,108
Software 3.1%
	Oracle Corp.		290,559	11,709,528
Materials 7.0%				26,971,277
Chemicals 1.2%
	Monsanto Company		42,880	4,570,579
Construction materials 5.8%
	Martin Marietta Materials, Inc.		85,257	12,064,718
	Vulcan Materials Company		123,150	10,335,980
	Yield (%)
Short-term investments 3.3%				$12,657,381
(Cost $12,657,381)
Money market funds 3.3%				12,657,381
State Street Institutional Liquid Reserves Fund	0.1092(Y	)	12,657,381	12,657,381
Total investments (Cost $366,549,146)† 100.4%				$385,899,226
Other assets and liabilities, net (0.4%)				($1,363,667)
Total net assets 100.0%				$384,535,559

SEE NOTES TO FUND'S INVESTMENTS3

Select Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Fund's Investments.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-15.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $366,878,589. Net unrealized appreciation aggregated $19,020,637, of which $34,311,764 related to appreciated investment securities and $15,291,127 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2015, by major security category or type:

	Total market value at 6-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$71,589,710	$71,589,710	—	—
Consumer staples	25,431,291	25,431,291	—	—
Energy	4,650,913	4,650,913	—	—
Financials	99,801,271	99,801,271	—	—
Health care	36,566,545	36,566,545	—	—
Industrials	33,534,506	33,534,506	—	—
Information technology	74,696,332	74,035,690	—	$660,642
Materials	26,971,277	26,971,277	—	—
Short-term investments	12,657,381	12,657,381	—	—
Total investments in securities	$385,899,226	$385,238,584	—	$660,642

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2015.

Issuer, description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 6-30-15
Source HOV	10/31/2014	$4,728,624	—	510	0.17%	$660,642
Bought: 510 shares

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	334Q1	06/15
This report is for the information of the shareholders of John Hancock Select Growth Fund.		8/15

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Disciplined Value Fund

As of 6-30-15 (unaudited)
	Shares	Value
Common stocks 97.5%		$13,332,397,821
(Cost $11,828,926,731)
Consumer discretionary 8.6%		1,169,499,506
Auto components 0.6%
Lear Corp.	739,752	83,044,560
Hotels, restaurants and leisure 0.7%
Las Vegas Sands Corp.	643,595	33,833,789
Six Flags Entertainment Corp.	1,480,218	66,387,777
Media 4.8%
Comcast Corp., Class A	1,976,543	118,869,296
Liberty Broadband Corp., Series C (I)	1,026,189	52,499,829
Liberty Global PLC, Series C (I)	4,662,715	236,073,260
Liberty Media Corp., Series A (I)	245,261	8,839,206
Liberty Media Corp., Series C (I)	2,266,900	81,381,710
Omnicom Group, Inc.	766,036	53,231,842
Scripps Networks Interactive, Inc., Class A	986,896	64,513,392
Time, Inc.	1,399,410	32,200,424
Multiline retail 1.7%
Macy's, Inc.	1,368,378	92,324,464
Target Corp.	1,663,479	135,789,791
Specialty retail 0.8%
The Gap, Inc.	2,895,210	110,510,166
Consumer staples 3.5%		483,476,801
Food and staples retailing 2.0%
CVS Health Corp.	2,642,019	277,094,953
Food products 1.5%
Tyson Foods, Inc., Class A	4,841,235	206,381,848
Energy 8.9%		1,214,175,413
Oil, gas and consumable fuels 8.9%
Anadarko Petroleum Corp.	1,145,749	89,437,167
Canadian Natural Resources, Ltd.	4,214,881	114,476,168
Energen Corp.	1,397,620	95,457,446
EOG Resources, Inc.	1,781,773	155,994,226
EQT Corp.	572,188	46,541,772
Marathon Petroleum Corp.	1,492,843	78,090,617
Occidental Petroleum Corp.	3,944,583	306,770,220
Phillips 66	3,000,604	241,728,658
QEP Resources, Inc.	3,535,930	65,450,064
Rice Energy, Inc. (I)	971,151	20,229,075
Financials 28.5%		3,899,573,929
Banks 11.8%
BB&T Corp.	2,570,925	103,633,987
Citigroup, Inc.	6,637,774	366,670,636
Fifth Third Bancorp	3,378,561	70,341,640
JPMorgan Chase & Co.	8,383,353	568,055,999
Wells Fargo & Company	9,002,016	506,273,380
Consumer finance 5.6%
Ally Financial, Inc. (I)	4,588,566	102,921,535
Capital One Financial Corp.	5,280,733	464,546,082

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Discover Financial Services	3,334,580	$192,138,500
Diversified financial services 3.6%
Berkshire Hathaway, Inc., Class B (I)	3,663,439	498,630,682
Insurance 7.2%
ACE, Ltd.	1,756,132	178,563,502
American International Group, Inc.	3,186,049	196,961,549
Aon PLC	987,168	98,400,906
MetLife, Inc.	1,503,138	84,160,697
Prudential Financial, Inc.	1,023,506	89,577,245
The Allstate Corp.	2,376,934	154,191,709
The Travelers Companies, Inc.	1,062,059	102,658,623
XL Group PLC	2,239,696	83,316,691
Real estate investment trusts 0.3%
American Homes 4 Rent, Class A	2,402,155	38,530,566
Health care 18.1%		2,477,524,664
Biotechnology 1.0%
Gilead Sciences, Inc.	1,251,129	146,482,183
Health care equipment and supplies 2.6%
Medtronic PLC	3,437,693	254,733,051
Zimmer Holdings, Inc.	896,178	97,889,523
Health care providers and services 5.0%
Anthem, Inc.	823,556	135,178,482
Cigna Corp.	647,036	104,819,832
Express Scripts Holding Company (I)	2,735,260	243,274,024
Omnicare, Inc.	1,106,519	104,289,416
Quest Diagnostics, Inc.	1,287,980	93,404,310
Pharmaceuticals 9.5%
AbbVie, Inc.	1,133,340	76,149,115
Johnson & Johnson	3,666,223	357,310,094
Merck & Company, Inc.	4,469,958	254,474,709
Pfizer, Inc.	11,771,247	394,689,912
Shire PLC, ADR	256,610	61,968,749
Teva Pharmaceutical Industries, Ltd., ADR	2,586,485	152,861,264
Industrials 8.6%		1,172,994,038
Aerospace and defense 5.8%
General Dynamics Corp.	803,409	113,835,021
Honeywell International, Inc.	623,270	63,554,842
Lockheed Martin Corp.	1,194,521	222,061,454
Raytheon Company	1,770,849	169,434,832
United Technologies Corp.	2,001,850	222,065,221
Airlines 2.0%
Delta Air Lines, Inc.	4,168,092	171,225,219
United Continental Holdings, Inc. (I)	1,812,796	96,096,316
Machinery 0.8%
Crane Company	728,702	42,796,668
Ingersoll-Rand PLC	1,066,812	71,924,465

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Fund

			Shares	Value
Information technology 15.5%				$2,125,995,661
Communications equipment 3.4%
	Brocade Communications Systems, Inc.		7,537,233	89,542,328
	Cisco Systems, Inc.		10,830,174	297,396,578
	Harris Corp.		948,955	72,984,129
Electronic equipment, instruments and components 0.9%
	TE Connectivity, Ltd.		1,995,251	128,294,639
Semiconductors and semiconductor equipment 1.0%
	NXP Semiconductors NV (I)		973,208	95,569,026
	ON Semiconductor Corp. (I)		3,314,048	38,741,221
Software 4.5%
	Activision Blizzard, Inc.		5,892,476	142,656,844
	Microsoft Corp.		6,591,533	291,016,182
	Oracle Corp.		4,517,545	182,057,064
Technology hardware, storage and peripherals 5.7%
	Apple, Inc.		2,585,217	324,250,842
	EMC Corp.		5,899,067	155,676,378
	Hewlett-Packard Company		4,495,786	134,918,538
	Seagate Technology PLC		1,050,566	49,901,885
	Western Digital Corp.		1,568,350	122,990,007
Materials 3.7%				504,279,977
Chemicals 0.9%
	Huntsman Corp.		4,520,698	99,771,805
	Methanex Corp.		523,617	29,144,522
Containers and packaging 1.7%
	Avery Dennison Corp.		1,032,361	62,912,079
	Crown Holdings, Inc. (I)		1,810,261	95,780,910
	MeadWestvaco Corp.		1,616,123	76,264,844
Metals and mining 0.4%
	Barrick Gold Corp.		4,435,932	47,287,035
Paper and forest products 0.7%
	International Paper Company		1,956,688	93,118,782
Telecommunication services 1.0%				140,041,889
Diversified telecommunication services 1.0%
	Verizon Communications, Inc.		3,004,546	140,041,889
Utilities 1.1%				144,835,943
Independent power and renewable electricity producers 1.1%
	AES Corp.		10,922,771	144,835,943
	Yield (%)		Shares	Value
Short-term investments 2.6%				$347,906,120
(Cost $347,906,120)
Money market funds 2.6%				347,906,120
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	347,906,120	347,906,120
Total investments (Cost $12,176,832,851)† 100.1%				$13,680,303,941
Other assets and liabilities, net (0.1%)				($9,976,181)
Total net assets 100.0%				$13,670,327,760

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-15.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $12,180,345,650. Net unrealized appreciation aggregated $1,499,958,291, of which $1,776,431,761 related to appreciated investment securities and $276,473,470 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q1	06/15
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		8/15

John Hancock

Core High Yield Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Core High Yield Fund

As of 6-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 84.7%						$686,086,138
(Cost $719,983,710)
Consumer discretionary 13.5%						109,543,760
Auto components 1.2%
Icahn Enterprises LP	5.875		02-01-22		5,000,000	5,087,500
Stackpole International Intermediate Company SA (S)	7.750		10-15-21		4,840,000	4,767,400
Automobiles 0.3%
Fiat Chrysler Automobiles NV (S)	5.250		04-15-23		2,530,000	2,479,906
Diversified consumer services 0.1%
Speedy Cash Intermediate Holdings Corp. (S)	10.750		05-15-18		1,000,000	945,000
Hotels, restaurants and leisure 1.5%
Boyd Gaming Corp.	6.875		05-15-23		2,620,000	2,685,500
Great Canadian Gaming Corp.	6.625		07-25-22	CAD	2,000,000	1,669,335
Scientific Games International, Inc. (S)	7.000		01-01-22		8,000,000	8,260,000
Household durables 2.9%
Argos Merger Sub, Inc. (S)	7.125		03-15-23		1,400,000	1,466,500
Beazer Homes USA, Inc.	9.125		05-15-19		3,000,000	3,123,750
Century Communities,Inc.	6.875		05-15-22		945,000	928,463
Meritage Homes Corp. (S)	6.000		06-01-25		1,100,000	1,105,500
Modular Space Corp. (S)	10.250		01-31-19		9,125,000	7,893,125
Standard Pacific Corp.	5.875		11-15-24		1,690,000	1,740,700
William Lyon Homes, Inc.	5.750		04-15-19		640,000	645,197
William Lyon Homes, Inc.	7.000		08-15-22		6,210,000	6,427,350
Internet and catalog retail 0.3%
Netflix, Inc.	5.750		03-01-24		2,125,000	2,183,438
Media 6.0%
Altice Financing SA (S)	6.500		01-15-22		1,520,000	1,520,000
Altice Financing SA (S)	6.625		02-15-23		3,000,000	2,978,400
Altice Finco SA (S)	8.125		01-15-24		2,700,000	2,727,000
Altice SA (S)	7.625		02-15-25		3,000,000	2,820,000
Altice SA (S)	7.750		05-15-22		5,000,000	4,837,500
American Media, Inc.	11.500		12-15-17		2,094,000	2,151,585
DISH DBS Corp.	5.875		11-15-24		2,570,000	2,468,806
Gannett Company, Inc. (S)	4.875		09-15-21		5,000,000	4,962,500
Postmedia Network, Inc.	12.500		07-15-18		2,000,000	2,040,000
Quebecor Media, Inc. (S)	6.625		01-15-23	CAD	3,000,000	2,537,030
Sinclair Television Group, Inc. (S)	5.625		08-01-24		5,000,000	4,887,500
Sirius XM Radio, Inc. (S)	6.000		07-15-24		9,500,000	9,595,000
SiTV LLC (S)	10.375		07-01-19		2,250,000	1,856,250
Videotron, Ltd. (S)	5.375		06-15-24		3,055,000	3,055,000
Multiline retail 0.4%
Dollar Tree, Inc. (S)	5.750		03-01-23		3,245,000	3,391,025
Specialty retail 0.8%
DriveTime Automotive Group, Inc. (S)	8.000		06-01-21		4,000,000	3,820,000
Group 1 Automotive, Inc.	5.000		06-01-22		2,500,000	2,487,500
Consumer staples 6.4%						51,421,028
Food and staples retailing 1.4%
Simmons Foods, Inc. (S)	7.875		10-01-21		1,500,000	1,380,000
SUPERVALU, Inc.	7.750		11-15-22		4,500,000	4,722,188
Tops Holding LLC (S)	8.000		06-15-22		5,245,000	5,251,556

2SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products 2.7%
AGT Food & Ingredients, Inc. (S)	9.000		02-14-18	CAD	2,000,000	$1,699,984
Dean Foods Company (S)	6.500		03-15-23		6,000,000	6,120,000
Post Holdings, Inc. (S)	6.000		12-15-22		580,000	558,250
Post Holdings, Inc. (S)	6.750		12-01-21		6,775,000	6,775,000
Post Holdings, Inc.	7.375		02-15-22		1,100,000	1,119,250
Southern States Cooperative, Inc. (S)	10.000		08-15-21		6,000,000	5,610,000
Household products 0.9%
HRG Group, Inc. (S)	7.875		07-15-19		3,500,000	3,710,000
HRG Group, Inc.	7.875		07-15-19		2,830,000	2,999,800
Tobacco 1.4%
Alliance One International, Inc.	9.875		07-15-21		7,000,000	6,125,000
Vector Group, Ltd.	7.750		02-15-21		5,000,000	5,350,000
Energy 9.3%						75,527,694
Energy equipment and services 1.9%
CSI Compressco LP (S)	7.250		08-15-22		2,865,000	2,736,075
Offshore Group Investment, Ltd.	7.125		04-01-23		2,000,000	1,220,000
Parker Drilling Company	6.750		07-15-22		290,000	250,125
Permian Holdings, Inc. (S)	10.500		01-15-18		3,764,000	2,408,960
PHI, Inc.	5.250		03-15-19		1,340,000	1,239,500
Pioneer Energy Services Corp.	6.125		03-15-22		440,000	352,000
Seventy Seven Energy, Inc.	6.500		07-15-22		5,130,000	3,283,200
Teine Energy, Ltd. (S)	6.875		09-30-22		2,185,000	2,108,525
TerraForm Power Operating LLC (S)	5.875		02-01-23		2,103,000	2,134,545
Oil, gas and consumable fuels 7.4%
Bill Barrett Corp.	7.625		10-01-19		1,000,000	955,000
Calumet Specialty Products Partners LP	6.500		04-15-21		8,000,000	7,880,000
Calumet Specialty Products Partners LP	7.625		01-15-22		1,450,000	1,479,000
Carrizo Oil & Gas, Inc.	6.250		04-15-23		1,205,000	1,208,013
Citgo Holding, Inc. (S)	10.750		02-15-20		5,000,000	5,112,500
Crestwood Midstream Partners LP (S)	6.250		04-01-23		2,500,000	2,593,750
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20		4,000,000	3,510,000
EPL Oil & Gas, Inc.	8.250		02-15-18		1,500,000	900,000
FTS International, Inc.	6.250		05-01-22		3,000,000	2,205,000
FTS International, Inc. (P)(S)	7.808		06-15-20		6,000,000	5,970,528
Genesis Energy LP	6.000		05-15-23		1,205,000	1,205,603
Halcon Resources Corp. (S)	8.625		02-01-20		2,000,000	1,975,000
Halcon Resources Corp.	8.875		05-15-21		2,400,000	1,578,000
Halcon Resources Corp.	9.250		02-15-22		3,500,000	2,266,250
Jones Energy Holdings LLC	6.750		04-01-22		805,000	766,763
Legacy Reserves LP	8.000		12-01-20		4,000,000	3,480,000
Linn Energy LLC	6.500		05-15-19		6,000,000	4,845,000
SandRidge Energy, Inc. (S)	8.750		06-01-20		2,000,000	1,840,000
Trilogy Energy Corp. (S)	7.250		12-13-19	CAD	3,500,000	2,718,175
Tullow Oil PLC (S)	6.000		11-01-20		730,000	661,563
Tullow Oil PLC (S)	6.250		04-15-22		1,590,000	1,407,150
Ultra Petroleum Corp. (S)	5.750		12-15-18		2,500,000	2,400,000
Ultra Petroleum Corp. (S)	6.125		10-01-24		2,000,000	1,755,000
WPX Energy, Inc.	5.250		09-15-24		1,175,000	1,082,469

SEE NOTES TO FUND'S INVESTMENTS3

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials 13.8%						$112,113,403
Banks 2.5%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800		11-15-19		5,000,000	5,012,500
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33		4,000,000	4,400,000
HSBC Holdings PLC (5.625% to 1-17-20, then 5 year ISDAFIX + 3.626%) (Q)	5.625		01-17-20		1,630,000	1,632,038
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20		2,000,000	1,973,750
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25		2,000,000	1,928,750
Societe Generale SA (8.250% to 11-29-18, then 5 year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		5,000,000	5,242,750
Capital markets 1.0%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23		5,620,000	5,851,544
GFI Group, Inc.	10.375		07-19-18		2,000,000	2,255,000
Consumer finance 3.2%
Cash America International, Inc.	5.750		05-15-18		5,000,000	5,062,500
Credit Acceptance Corp.	6.125		02-15-21		6,271,000	6,286,678
DFC Finance Corp. (S)	10.500		06-15-20		4,000,000	3,030,000
Enova International, Inc.	9.750		06-01-21		2,000,000	1,890,000
First Cash Financial Services, Inc.	6.750		04-01-21		2,605,000	2,741,763
TMX Finance LLC (S)	8.500		09-15-18		7,948,000	6,517,360
Diversified financial services 3.2%
iPayment, Inc. (S)	9.500		12-15-19		3,562,500	3,384,375
Jefferies Finance LLC (S)	6.875		04-15-22		3,000,000	2,925,000
Jefferies Finance LLC (S)	7.500		04-15-21		6,000,000	5,991,600
Nationstar Mortgage LLC	6.500		06-01-22		7,000,000	6,396,250
NewStar Financial, Inc. (S)	7.250		05-01-20		7,000,000	7,183,750
Real estate investment trusts 0.7%
DuPont Fabros Technology LP	5.875		09-15-21		1,100,000	1,113,750
iStar Financial, Inc.	5.000		07-01-19		4,890,000	4,822,763
Real estate management and development 1.7%
Forestar USA Real Estate Group, Inc. (S)	8.500		06-01-22		1,665,000	1,727,438
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		7,000,000	7,385,000
Mattamy Group Corp. (S)	6.500		11-15-20		3,500,000	3,377,500
Mattamy Group Corp. (S)	6.875		11-15-20	CAD	2,000,000	1,601,281
Thrifts and mortgage finance 1.5%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		6,725,000	6,540,063
Quicken Loans, Inc. (S)	5.750		05-01-25		4,000,000	3,830,000
Stearns Holdings, Inc. (S)	9.375		08-15-20		2,000,000	2,010,000
Health care 4.6%						36,773,435
Health care equipment and supplies 1.6%
Acadia Healthcare Company, Inc. (S)	5.625		02-15-23		1,500,000	1,518,750
BioScrip, Inc.	8.875		02-15-21		2,625,000	2,231,250
Centric Health Corp.	8.625		04-18-18	CAD	9,488,000	6,377,622
Universal Hospital Services, Inc.	7.625		08-15-20		3,000,000	2,760,000
Health care providers and services 1.3%
DaVita HealthCare Partners, Inc.	5.000		05-01-25		5,000,000	4,812,500
Vantage Oncology LLC (S)	9.500		06-15-17		6,000,000	5,850,000
Pharmaceuticals 1.7%
Endo Finance LLC (S)	6.000		07-15-23		1,750,000	1,791,563
Valeant Pharmaceuticals International, Inc. (S)	5.375		03-15-20		4,000,000	4,130,000
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		3,175,000	3,206,750

4SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		4,000,000	$4,095,000
Industrials 11.7%						94,661,110
Aerospace and defense 1.7%
LMI Aerospace, Inc.	7.375		07-15-19		8,040,000	7,979,700
TransDigm, Inc.	6.000		07-15-22		5,670,000	5,599,111
Air freight and logistics 1.2%
XPO Logistics, Inc. (S)	6.500		06-15-22		10,150,000	9,934,313
Building products 0.3%
Summit Materials LLC	10.500		01-31-20		2,576,000	2,804,620
Chemicals 0.2%
Techniplas LLC (S)	10.000		05-01-20		1,750,000	1,763,125
Commercial services and supplies 1.1%
Casella Waste Systems, Inc.	7.750		02-15-19		2,600,000	2,626,000
GFL Environmental Corp. (S)	7.500		06-18-18	CAD	1,196,000	957,566
Tervita Corp. (S)	10.875		02-15-18		450,000	308,250
The ADT Corp.	4.125		06-15-23		5,000,000	4,650,000
Construction and engineering 1.6%
AECOM (S)	5.750		10-15-22		7,500,000	7,593,750
Michael Baker International, Inc. (S)	8.250		10-15-18		900,000	870,750
Tronox Finance LLC (S)	7.500		03-15-22		4,500,000	4,263,750
Construction materials 0.3%
Weekley Homes LLC	6.000		02-01-23		2,500,000	2,362,500
Electrical equipment 0.1%
EnerSys (S)	5.000		04-30-23		1,225,000	1,211,599
Machinery 0.2%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21		1,750,000	1,776,250
Marine 0.9%
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22		8,810,000	7,631,663
Oil, gas and consumable fuels 0.6%
Teekay Offshore Partners LP	6.000		07-30-19		5,540,000	5,006,775
Professional services 0.4%
Mustang Merger Corp. (S)	8.500		08-15-21		3,000,000	3,045,000
Road and rail 0.3%
The Hertz Corp.	5.875		10-15-20		2,000,000	2,025,000
Trading companies and distributors 1.4%
Ahern Rentals, Inc. (S)	7.375		05-15-23		5,000,000	4,937,500
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		6,000,000	6,240,000
Transportation infrastructure 1.4%
CHC Helicopter SA	9.250		10-15-20		4,500,000	3,273,750
CHC Helicopter SA	9.375		06-01-21		1,836,250	1,083,388
Florida East Coast Holdings Corp. (S)	6.750		05-01-19		6,700,000	6,716,750
Information technology 4.0%						32,613,163
Communications equipment 0.6%
Avaya, Inc. (S)	7.000		04-01-19		3,000,000	2,932,500
Avaya, Inc. (S)	9.000		04-01-19		2,000,000	2,040,000
Semiconductors and semiconductor equipment 1.5%
Advanced Micro Devices, Inc.	7.750		08-01-20		4,500,000	3,873,150

SEE NOTES TO FUND'S INVESTMENTS5

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (S)	5.250		08-01-23	4,750,000	$4,554,063
Micron Technology, Inc. (S)	5.500		02-01-25	4,350,000	4,075,950
Software 1.9%
Blue Coat Holdings, Inc. (S)	8.375		06-01-23	6,000,000	6,105,000
Open Text Corp. (S)	5.625		01-15-23	2,000,000	1,980,000
SS&C Technologies Holdings, Inc.	5.875		07-15-23	7,000,000	7,052,500
Materials 13.2%					107,020,977
Building materials 0.6%
Building Materials Corp. of America (S)	5.375		11-15-24	4,845,000	4,757,063
Chemicals 1.9%
Hexion US Finance Corp.	8.875		02-01-18	3,000,000	2,707,500
Momentive Performance Materials, Inc.	3.880		10-24-21	2,000,000	1,795,000
Platform Specialty Products Corp. (S)	6.500		02-01-22	5,125,000	5,291,563
Rain CII Carbon LLC (S)	8.250		01-15-21	3,375,000	3,282,188
The Chemours Company (S)	6.625		05-15-23	1,685,000	1,632,344
Tronox Finance LLC	6.375		08-15-20	1,000,000	927,500
Construction materials 2.4%
Algeco Scotsman Global Finance PLC (S)	8.500		10-15-18	5,000,000	4,825,000
American Gilsonite Company (S)	11.500		09-01-17	3,000,000	2,692,500
Hardwoods Acquisition, Inc. (S)	7.500		08-01-21	9,300,000	8,974,500
Norbord, Inc. (S)	6.250		04-15-23	2,650,000	2,673,519
Containers and packaging 1.3%
Cascades, Inc. (S)	5.500		07-15-22	7,460,000	7,217,550
Sealed Air Corp. (S)	4.875		12-01-22	1,710,000	1,684,350
Sealed Air Corp. (S)	5.125		12-01-24	1,710,000	1,686,488
Metals and mining 4.4%
Essar Steel Algoma, Inc. (S)	9.500		11-15-19	4,000,000	3,390,000
First Quantum Minerals, Ltd. (S)	7.250		10-15-19	6,000,000	6,000,000
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	2,750,000	2,626,250
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22	2,000,000	2,065,000
Hecla Mining Company	6.875		05-01-21	1,800,000	1,703,250
Optima Specialty Steel, Inc. (S)	12.500		12-15-16	213,000	213,932
Signode Industrial Group Lux SA (S)	6.375		05-01-22	7,410,000	7,187,700
Taseko Mines, Ltd.	7.750		04-15-19	6,000,000	4,575,000
Thompson Creek Metals Company, Inc.	9.750		12-01-17	1,500,000	1,560,000
Thompson Creek Metals Company, Inc.	12.500		05-01-19	7,000,000	6,475,000
Paper and forest products 2.6%
Mercer International, Inc.	7.000		12-01-19	4,000,000	4,180,000
Resolute Forest Products, Inc.	5.875		05-15-23	7,358,000	6,695,780
Tembec Industries, Inc. (S)	9.000		12-15-19	10,000,000	9,500,000
UPM-Kymmene OYJ (S)	7.450		11-26-27	600,000	702,000
Telecommunication services 5.2%					42,127,070
Communications equipment 0.1%
Altice US Finance II Corp. (S)	7.750		07-15-25	1,165,000	1,130,050
Diversified telecommunication services 4.0%
Cincinnati Bell, Inc.	8.375		10-15-20	1,000,000	1,051,250
Columbus International, Inc. (S)	7.375		03-30-21	4,700,000	5,052,500
Frontier Communications Corp.	6.250		09-15-21	1,130,000	1,028,300
Frontier Communications Corp.	7.125		01-15-23	7,500,000	6,656,250

6SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Frontier Communications Corp.	8.500		04-15-20	1,000,000	$1,045,500
GCI, Inc.	6.875		04-15-25	3,000,000	3,030,000
Goodman Networks, Inc.	12.125		07-01-18	3,600,000	2,988,000
T-Mobile USA, Inc.	6.000		03-01-23	6,000,000	6,142,500
Wind Acquisition Finance SA (S)	7.375		04-23-21	5,000,000	5,056,250
Wireless telecommunication services 1.1%
Sprint Capital Corp.	6.900		05-01-19	1,000,000	1,020,000
Sprint Communications, Inc.	6.000		11-15-22	2,000,000	1,827,500
Sprint Corp.	7.125		06-15-24	6,575,000	6,098,970
Utilities 3.0%					24,284,498
Electric utilities 1.1%
Talen Energy Supply LLC (S)	5.125		07-15-19	8,900,000	8,722,000
Independent power and renewable electricity producers 1.9%
Dynegy, Inc.	5.875		06-01-23	6,585,000	6,436,838
Dynegy, Inc. (S)	6.750		11-01-19	1,170,000	1,217,385
Dynegy, Inc. (S)	7.625		11-01-24	1,615,000	1,711,900
GenOn Energy, Inc.	7.875		06-15-17	2,000,000	2,015,000
NRG Energy, Inc.	6.250		07-15-22	1,675,000	1,700,125
NRG Energy, Inc.	6.250		05-01-24	2,500,000	2,481,250
Term loans (M) 11.3%					$91,812,371
(Cost $96,242,983)
Consumer discretionary 2.4%					19,394,627
Diversified consumer services 0.3%
Orchard Acquisition Company	7.000		02-07-19	2,345,217	2,263,135
Hotels, restaurants and leisure 0.2%
Marina District Finance Company, Inc.	6.500		08-15-18	1,541,437	1,553,274
Media 0.6%
Getty Images, Inc.	4.750		10-18-19	2,954,545	2,190,057
SESAC Holdco II LLC	5.250		02-08-19	1,939,006	1,934,159
SESAC Holdco II LLC	9.000		04-22-21	1,000,000	987,500
Specialty retail 0.8%
Payless, Inc.	5.000		03-11-21	1,980,000	1,882,238
Payless, Inc.	8.500		03-11-22	210,000	189,131
Toys R Us Property Company I LLC	6.000		08-21-19	4,271,237	4,025,641
Textiles, apparel and luxury goods 0.5%
Charlotte Russe, Inc.	6.750		05-21-19	3,751,135	3,572,956
Charlotte Russe, Inc.	6.750		05-22-19	836,258	796,536
Consumer staples 1.2%					10,095,961
Food and staples retailing 0.4%
Reddy Ice Corp.	6.752		05-01-19	3,421,250	3,027,806
Reddy Ice Corp.	10.750		11-01-19	500,000	382,500
Household products 0.8%
The Sun Products Corp.	5.500		03-23-20	6,910,237	6,685,655
Energy 1.7%					14,031,799
Energy equipment and services 0.4%
Preferred Proppants LLC	6.750		07-27-20	3,970,000	3,324,875

SEE NOTES TO FUND'S INVESTMENTS7

Core High Yield Fund

	Rate (%	)		Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 1.3%
Arch Coal, Inc.	6.250			05-16-18	3,888,733	$2,658,921
Citgo Holding, Inc.	9.500			05-12-18	4,074,236	4,085,697
Fieldwood Energy LLC	8.375			09-30-20	5,205,000	3,962,306
Financials 1.2%						9,772,123
Diversified financial services 1.2%
iPayment, Inc.	6.750			05-08-17	4,000,000	3,972,500
PGX Holdings, Inc.	6.250			09-29-20	5,780,357	5,799,623
Health care 0.3%						2,219,650
Health care providers and services 0.3%
Western Dental Services, Inc.	6.000			11-01-18	2,452,652	2,219,650
Industrials 1.3%						10,768,109
Building products 0.8%
Builders Firstsource, Inc. (T)			TBD	04-13-16	7,000,000	7,000,000
Road and rail 0.5%
Livingston International, Inc.	5.000			04-18-19	1,960,000	1,935,500
Livingston International, Inc.	9.000			04-18-20	1,954,783	1,832,609
Information technology 1.6%						12,844,406
Software 1.6%
Compuware Corp.	6.250			12-15-21	4,975,000	4,844,406
SS&C Technologies Holdings, Inc. (T)			TBD	02-20-16	8,000,000	8,000,000
Materials 0.6%						4,970,418
Chemicals 0.6%
American Pacific Corp.	7.000			02-27-19	4,937,500	4,970,418
Telecommunication services 1.0%						7,715,278
Diversified telecommunication services 1.0%
Birch Communications, Inc.	7.750			07-17-20	7,715,278	7,715,278
					Shares	Value
Common stocks 0.1%						$832,610
(Cost $598,460)
Energy 0.0%						40,960
Energy equipment and services 0.0%
TPT Acquisition, Inc. (I)					2,560	40,960
Financials 0.1%						791,650
Diversified financial services 0.1%
iPayment, Inc. (I)					223,000	791,650
Preferred securities 0.5%						$3,847,515
(Cost $3,913,271)
Financials 0.4%						2,781,821
Consumer finance 0.4%
Ally Financial, Inc., 7.000% (S)					2,753	2,781,821
Utilities 0.1%						1,065,694
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%					22,820	1,065,694

8SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Par value	Value
Short-term investments 1.5%		$12,631,000
(Cost $12,631,000)
Repurchase agreement 1.5%		12,631,000
Repurchase Agreement with State Street Corp. dated 6-30-15 at 0.000% to be repurchased at $12,631,000 on 7-1-15, collateralized by $12,705,000 U.S. Treasury Notes, 1.500% due 1-31-19 (valued at $12,887,952, including interest)	12,631,000	12,631,000
Total investments (Cost $833,369,424)† 98.1%		$795,209,634
Other assets and liabilities, net 1.9%		$15,201,930
Total net assets 100.0%		$810,411,564

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBD	To Be Determined
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $413,699,803 or 51.1% of the fund's net assets as of 6-30-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $834,322,935. Net unrealized depreciation aggregated $39,113,301, of which $6,853,009 related to appreciated investment securities and $45,966,310 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS9

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2015, by major security category or type:

	Total market value at 6-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds
Consumer discretionary	$109,543,760	—	$109,543,760	—
Consumer staples	51,421,028	—	51,421,028	—
Energy	75,527,694	—	75,527,694	—
Financials	112,113,403	—	112,113,403	—
Health care	36,773,435	—	36,773,435	—
Industrials	94,661,110	—	94,661,110	—
Information technology	32,613,163	—	32,613,163	—
Materials	107,020,977	—	107,020,977	—
Telecommunication services	42,127,070	—	42,127,070	—
Utilities	24,284,498	—	24,284,498	—
Term loans
Consumer discretionary	19,394,627	—	19,394,627	—
Consumer staples	10,095,961	—	10,095,961	—
Energy	14,031,799	—	14,031,799	—
Financials	9,772,123	—	9,772,123	—
Health care	2,219,650	—	2,219,650	—
Industrials	10,768,109	—	10,768,109	—
Information technology	12,844,406	—	12,844,406	—
Materials	4,970,418	—	4,970,418	—
Telecommunication services	7,715,278	—	7,715,278	—
Common stocks
Energy	40,960	—	—	$40,960
Financials	791,650	—	791,650	—
Preferred securities
Financials	2,781,821	—	2,781,821	—
Utilities	1,065,694	$1,065,694	—	—
Short-term investments	12,631,000	—	12,631,000	—
Total investments in securities	$795,209,634	$1,065,694	$794,102,980	$40,960
Other financial instruments
Forward foreign currency contracts	$625,955	—	$625,955	—

10

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended June 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at June 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	18,464,854	CAD	22,288,834	Toronto Dominion Bank	7/30/2015	$625,955	—	$625,955
						$625,955	—	$625,955

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	346Q1	06/15
This report is for the information of the shareholders of John Hancock Core High Yield Fund.		8/15

John Hancock

Small Company Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Small Company Fund

As of 6-30-15 (unaudited)
	Shares	Value
Common stocks 95.0%		$225,351,977
(Cost $196,740,268)
Consumer discretionary 15.4%		36,477,665
Auto components 1.1%
Gentherm, Inc. (I)	46,520	2,554,413
Distributors 2.6%
Core-Mark Holding Company, Inc.	50,811	3,010,552
Pool Corp.	45,805	3,214,595
Hotels, restaurants and leisure 5.6%
La Quinta Holdings, Inc. (I)	144,720	3,306,852
Marriott Vacations Worldwide Corp.	39,675	3,640,181
Penn National Gaming, Inc. (I)	179,230	3,288,871
Texas Roadhouse, Inc.	82,635	3,093,020
Household durables 2.2%
La-Z-Boy, Inc.	113,600	2,992,224
Universal Electronics, Inc. (I)	45,215	2,253,516
Leisure products 1.4%
Vista Outdoor, Inc. (I)	72,360	3,248,964
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	86,245	2,645,997
Specialty retail 1.4%
Boot Barn Holdings, Inc. (I)	100,890	3,228,480
Consumer staples 1.1%		2,519,158
Food products 1.1%
Snyder's-Lance, Inc.	78,065	2,519,158
Energy 3.2%		7,614,779
Energy equipment and services 2.0%
Oil States International, Inc. (I)	55,740	2,075,200
Patterson-UTI Energy, Inc.	34,310	645,543
Superior Energy Services, Inc.	97,325	2,047,718
Oil, gas and consumable fuels 1.2%
Carrizo Oil & Gas, Inc. (I)	57,805	2,846,318
Financials 25.7%		60,954,259
Banks 10.9%
Columbia Banking System, Inc.	99,225	3,228,782
Fulton Financial Corp.	252,910	3,303,005
IBERIABANK Corp.	53,930	3,679,644
PrivateBancorp, Inc.	76,440	3,043,841
TCF Financial Corp.	149,040	2,475,554
Webster Financial Corp.	91,370	3,613,684
Western Alliance Bancorp (I)	81,615	2,755,322
Wintrust Financial Corp.	71,065	3,793,450
Capital markets 2.5%
Evercore Partners, Inc., Class A	64,955	3,504,972
Stifel Financial Corp. (I)	40,565	2,342,223
Insurance 2.8%
StanCorp Financial Group, Inc.	48,170	3,642,134
The Hanover Insurance Group, Inc.	42,230	3,126,287

2SEE NOTES TO FUND'S INVESTMENTS

Small Company Fund

	Shares	Value
Financials (continued)
Real estate investment trusts 6.6%
Brandywine Realty Trust	235,780	$3,131,158
Chesapeake Lodging Trust	73,995	2,255,368
DCT Industrial Trust, Inc.	81,930	2,575,879
Medical Properties Trust, Inc.	172,755	2,264,818
National Health Investors, Inc.	43,215	2,692,295
QTS Realty Trust, Inc., Class A	73,830	2,691,104
Thrifts and mortgage finance 2.9%
Capitol Federal Financial, Inc.	267,150	3,216,486
EverBank Financial Corp.	184,135	3,618,253
Health care 10.2%		24,240,405
Biotechnology 2.7%
Emergent BioSolutions, Inc. (I)	105,135	3,464,198
Ligand Pharmaceuticals, Inc. (I)	28,120	2,837,308
Health care equipment and supplies 4.5%
AngioDynamics, Inc. (I)	142,965	2,344,626
Globus Medical, Inc., Class A (I)	115,165	2,956,286
Greatbatch, Inc. (I)	47,870	2,581,150
Halyard Health, Inc. (I)	67,840	2,747,520
Health care providers and services 1.6%
Amsurg Corp. (I)	55,249	3,864,668
Pharmaceuticals 1.4%
Prestige Brands Holdings, Inc. (I)	74,495	3,444,649
Industrials 17.7%		41,857,562
Aerospace and defense 2.1%
Astronics Corp. (I)	33,415	2,368,789
Triumph Group, Inc.	40,950	2,702,291
Air freight and logistics 1.3%
Forward Air Corp.	60,445	3,158,856
Building products 1.1%
Apogee Enterprises, Inc.	51,150	2,692,536
Commercial services and supplies 3.1%
Healthcare Services Group, Inc.	108,130	3,573,697
Interface, Inc.	146,105	3,659,930
Electrical equipment 1.2%
Regal-Beloit Corp.	40,140	2,913,763
Machinery 6.3%
Barnes Group, Inc.	89,790	3,500,912
CIRCOR International, Inc.	47,450	2,587,449
CLARCOR, Inc.	51,850	3,227,144
Proto Labs, Inc. (I)	3,425	231,119
Standex International Corp.	27,890	2,229,248
Woodward, Inc.	56,330	3,097,587
Professional services 1.4%
Huron Consulting Group, Inc. (I)	45,595	3,195,754
Trading companies and distributors 1.2%
WESCO International, Inc. (I)	39,605	2,718,487

SEE NOTES TO FUND'S INVESTMENTS3

Small Company Fund

			Shares	Value
Information technology 15.5%				$36,867,952
Communications equipment 1.2%
	Infinera Corp. (I)		138,615	2,908,143
Electronic equipment, instruments and components 1.2%
	Rogers Corp. (I)		41,765	2,762,337
IT services 3.1%
	CACI International, Inc., Class A (I)		38,170	3,087,571
	Euronet Worldwide, Inc. (I)		41,643	2,569,373
	Virtusa Corp. (I)		33,905	1,742,717
Semiconductors and semiconductor equipment 3.2%
	Advanced Energy Industries, Inc. (I)		93,605	2,573,201
	Entegris, Inc. (I)		203,595	2,966,379
	Inphi Corp. (I)		92,595	2,116,722
Software 5.8%
	ACI Worldwide, Inc. (I)		141,170	3,468,547
	Blackbaud, Inc.		63,145	3,596,109
	Mentor Graphics Corp.		131,310	3,470,523
	Take-Two Interactive Software, Inc. (I)		118,410	3,264,564
Technology hardware, storage and peripherals 1.0%
	Cray, Inc. (I)		79,355	2,341,766
Materials 3.4%				8,135,889
Chemicals 2.1%
	Balchem Corp.		38,930	2,169,180
	Chemtura Corp. (I)		99,815	2,825,763
Construction materials 1.3%
	Headwaters, Inc. (I)		172,390	3,140,946
Utilities 2.8%				6,684,308
Electric utilities 2.8%
	ALLETE, Inc.		63,865	2,962,697
	PNM Resources, Inc.		151,285	3,721,611
Exchange-traded funds 1.0%				$2,246,856
(Cost $2,262,415)
	iShares Russell 2000 ETF		17,995	2,246,856
	Yield (%)		Shares	Value
Short-term investments 3.9%				$9,157,880
(Cost $9,157,880)
Money market funds 3.9%				9,157,880
State Street Institutional Liquid Reserves Fund	0.1092(Y	)	9,157,880	9,157,880
Total investments (Cost $208,160,563)† 99.9%				$236,756,713
Other assets and liabilities, net 0.1%				$352,854
Total net assets 100.0%				$237,109,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-15.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $208,369,324. Net unrealized appreciation aggregated $28,387,389, of which $33,435,918 related to appreciated investment securities and $5,048,529 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q1	06/15
This report is for the information of the shareholders of John Hancock Small Company Fund.		8/15

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Disciplined Value Mid Cap Fund

As of 6-30-15 (unaudited)
	Shares	Value
Common stocks 97.2%		$10,832,373,727
(Cost $8,683,441,627)
Consumer discretionary 9.7%		1,081,221,612
Auto components 2.6%
Lear Corp.	1,945,862	218,442,468
Tenneco, Inc. (I)	1,311,168	75,313,490
Automobiles 0.4%
Harley-Davidson, Inc.	724,897	40,847,946
Diversified consumer services 0.7%
H&R Block, Inc.	2,592,084	76,855,291
Household durables 1.3%
Newell Rubbermaid, Inc.	3,491,592	143,539,347
Internet and catalog retail 1.2%
Expedia, Inc.	1,173,937	128,370,011
Leisure products 0.7%
Brunswick Corp.	1,540,543	78,352,017
Media 1.2%
CBS Corp., Class B	1,164,746	64,643,403
Omnicom Group, Inc.	1,064,059	73,941,460
Multiline retail 0.9%
Macy's, Inc.	1,558,058	105,122,173
Specialty retail 0.7%
Foot Locker, Inc.	1,131,085	75,794,006
Consumer staples 2.1%		240,050,333
Beverages 1.4%
Coca-Cola Enterprises, Inc.	1,022,003	44,395,810
Constellation Brands, Inc., Class A	976,005	113,236,100
Food products 0.5%
Tyson Foods, Inc., Class A	1,375,642	58,643,618
Tobacco 0.2%
Reynolds American, Inc.	318,441	23,774,805
Energy 4.1%		455,048,963
Oil, gas and consumable fuels 4.1%
Energen Corp.	1,601,860	109,407,038
EQT Corp.	795,137	64,676,444
Kosmos Energy, Ltd. (I)	2,336,467	19,696,417
Marathon Petroleum Corp.	2,040,525	106,739,863
Parsley Energy, Inc., Class A (I)	2,187,366	38,103,916
QEP Resources, Inc.	2,257,158	41,779,995
Rice Energy, Inc. (I)	1,481,191	30,853,209
Western Refining, Inc.	1,003,945	43,792,081
Financials 32.0%		3,561,698,967
Banks 5.9%
BB&T Corp.	4,014,950	161,842,635
East West Bancorp, Inc.	2,507,794	112,399,327
Fifth Third Bancorp	7,153,633	148,938,639
Huntington Bancshares, Inc.	11,421,066	129,172,256
SunTrust Banks, Inc.	2,514,277	108,164,197

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

	Shares	Value
Financials (continued)
Capital markets 5.3%
Raymond James Financial, Inc.	2,801,724	$166,926,716
SEI Investments Company	2,000,040	98,061,961
State Street Corp.	712,950	54,897,150
TD Ameritrade Holding Corp.	5,313,292	195,635,411
The Charles Schwab Corp.	2,226,230	72,686,410
Consumer finance 1.8%
Discover Financial Services	2,055,742	118,451,854
Navient Corp.	2,348,490	42,766,003
SLM Corp. (I)	4,149,314	40,953,729
Diversified financial services 1.1%
McGraw-Hill Financial, Inc.	660,686	66,365,909
Moody's Corp.	502,610	54,261,776
Insurance 9.8%
Alleghany Corp. (I)	245,402	115,034,642
Aon PLC	1,412,302	140,778,263
Loews Corp.	1,422,085	54,764,493
Marsh & McLennan Companies, Inc.	2,516,770	142,700,859
Reinsurance Group of America, Inc.	1,363,355	129,341,489
Symetra Financial Corp.	2,001,881	48,385,464
The Allstate Corp.	2,262,021	146,737,302
Torchmark Corp.	2,074,274	120,764,232
Unum Group	1,881,669	67,269,667
W.R. Berkley Corp.	1,034,911	53,742,928
XL Group PLC	2,002,404	74,489,429
Real estate investment trusts 8.1%
American Assets Trust, Inc.	916,172	35,923,104
American Homes 4 Rent, Class A	2,898,546	46,492,678
Boston Properties, Inc.	1,345,969	162,916,088
Douglas Emmett, Inc.	1,618,151	43,592,988
Equity Residential	1,811,552	127,116,604
Essex Property Trust, Inc.	403,694	85,784,975
Kilroy Realty Corp.	774,904	52,034,804
Kimco Realty Corp.	3,587,166	80,854,722
LaSalle Hotel Properties	1,091,144	38,691,966
Regency Centers Corp.	1,803,572	106,374,677
SL Green Realty Corp.	1,059,092	116,383,620
Health care 6.8%		758,711,801
Health care equipment and supplies 2.8%
Becton, Dickinson and Company	425,034	60,206,066
Boston Scientific Corp. (I)	4,236,749	74,990,457
St. Jude Medical, Inc.	971,108	70,958,862
Zimmer Biomet Holdings, Inc.	1,009,235	110,238,739
Health care providers and services 2.8%
Cardinal Health, Inc.	1,218,860	101,957,639
DaVita HealthCare Partners, Inc. (I)	487,898	38,773,254
Laboratory Corp. of America Holdings (I)	585,907	71,023,647
McKesson Corp.	123,931	27,860,928
Omnicare, Inc.	791,131	74,564,097

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Mid Cap Fund

	Shares	Value
Health care (continued)
Life sciences tools and services 1.2%
Bruker Corp. (I)	1,772,324	$36,173,133
ICON PLC (I)	1,366,493	91,964,979
Industrials 13.9%		1,549,331,739
Aerospace and defense 1.4%
Curtiss-Wright Corp.	531,742	38,519,390
Huntington Ingalls Industries, Inc.	683,982	77,009,533
Raytheon Company	455,696	43,600,993
Airlines 0.4%
Delta Air Lines, Inc.	1,116,060	45,847,745
Building products 1.0%
Masco Corp.	4,259,311	113,595,824
Construction and engineering 0.4%
Fluor Corp.	823,066	43,630,729
Electrical equipment 0.4%
Hubbell, Inc., Class B	372,801	40,366,892
Industrial conglomerates 0.6%
Carlisle Companies, Inc.	663,432	66,422,812
Machinery 3.8%
Ingersoll-Rand PLC	1,303,766	87,899,904
Parker-Hannifin Corp.	1,180,249	137,298,366
Stanley Black & Decker, Inc.	676,088	71,151,501
Terex Corp.	1,380,848	32,104,716
The Timken Company	1,221,940	44,686,346
WABCO Holdings, Inc. (I)	419,422	51,890,890
Professional services 5.2%
Equifax, Inc.	1,463,219	142,063,933
ManpowerGroup, Inc.	1,237,767	110,631,614
Robert Half International, Inc.	3,506,456	194,608,308
Towers Watson & Company, Class A	1,035,252	130,234,702
Trading companies and distributors 0.7%
WESCO International, Inc. (I)(L)	1,132,977	77,767,541
Information technology 17.4%		1,944,569,250
Communications equipment 2.1%
Brocade Communications Systems, Inc.	6,878,490	81,716,461
Harris Corp.	1,178,920	90,670,737
Motorola Solutions, Inc.	1,146,784	65,756,595
Electronic equipment, instruments and components 3.5%
Arrow Electronics, Inc. (I)	1,763,458	98,400,956
Avnet, Inc.	2,129,890	87,559,778
Flextronics International, Ltd. (I)	5,903,588	66,769,580
Jabil Circuit, Inc.	3,719,437	79,186,814
TE Connectivity, Ltd.	843,101	54,211,394
Internet software and services 1.0%
InterActiveCorp	521,218	41,520,226
NetEase, Inc., ADR	477,248	69,136,532
IT services 4.2%
Alliance Data Systems Corp. (I)	288,158	84,124,847
Amdocs, Ltd.	3,028,442	165,322,649

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

			Shares	Value
Information technology (continued)
IT services (continued)
	Fidelity National Information Services, Inc.		1,615,173	$99,817,691
	Global Payments, Inc.		565,602	58,511,527
	Total System Services, Inc.		1,534,879	64,111,896
Semiconductors and semiconductor equipment 3.1%
	Avago Technologies, Ltd.		773,097	102,767,784
	Microsemi Corp. (I)		1,876,291	65,576,370
	NXP Semiconductors NV (I)		905,375	88,907,825
	ON Semiconductor Corp. (I)		7,781,777	90,968,973
Software 1.4%
	Activision Blizzard, Inc.		6,356,697	153,895,634
Technology hardware, storage and peripherals 2.1%
	Seagate Technology PLC		1,267,412	60,202,070
	Western Digital Corp.		2,237,094	175,432,911
Materials 5.6%				622,660,339
Chemicals 1.5%
	Huntsman Corp.		1,890,212	41,716,979
	PolyOne Corp.		625,842	24,514,231
	The Valspar Corp.		1,262,354	103,285,804
Containers and packaging 3.6%
	Avery Dennison Corp.		916,783	55,868,756
	Crown Holdings, Inc. (I)		2,542,406	134,518,701
	Graphic Packaging Holding Company		12,087,109	168,373,428
	Packaging Corp. of America		662,702	41,412,248
Paper and forest products 0.5%
	International Paper Company		1,113,053	52,970,192
Utilities 5.6%				619,080,723
Electric utilities 3.3%
	American Electric Power Company, Inc.		2,241,608	118,737,976
	Edison International		1,978,721	109,977,313
	FirstEnergy Corp.		958,281	31,192,047
	Great Plains Energy, Inc.		2,529,790	61,119,726
	Westar Energy, Inc.		1,467,933	50,232,667
Independent power and renewable electricity producers 0.7%
	AES Corp.		5,764,671	76,439,537
Multi-utilities 1.6%
	Alliant Energy Corp.		1,375,151	79,373,716
	Ameren Corp.		1,254,936	47,285,988
	PG&E Corp.		910,830	44,721,753
	Yield (%)
Securities lending collateral 0.0%				$154,548
(Cost $154,550)
John Hancock Collateral Trust (W)	0.1769(Y	)	15,447	154,548
Short-term investments 2.4%				$270,513,622
(Cost $270,513,622)
Money market funds 2.4%				270,513,622
State Street Institutional US Government Money Market Fund	0.0000(Y	)	270,513,622	270,513,622

SEE NOTES TO FUND'S INVESTMENTS5

Disciplined Value Mid Cap Fund

Yield (%)
Money market funds (continued)
Total investments (Cost $8,954,109,799)† 99.6%	$11,103,041,897
Other assets and liabilities, net 0.4%	$39,574,096
Total net assets 100.0%	$11,142,615,993

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-15. The value of securities on loan amounted to $18,891,237.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-15.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $8,982,284,047. Net unrealized appreciation aggregated $2,120,757,850, of which $2,227,337,510 related to appreciated investment securities and $106,579,660 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q1	06/15
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		8/15

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	International Value Equity Fund

As of 6-30-15 (unaudited)
	Shares	Value
Common stocks 95.0%		$521,619,368
(Cost $501,077,249)
Australia 4.6%		25,161,411
AGL Energy, Ltd.	402,655	4,823,373
Australia & New Zealand Banking Group, Ltd.	188,953	4,689,285
BHP Billiton, Ltd.	206,607	4,214,546
National Australia Bank, Ltd.	148,688	3,818,920
QBE Insurance Group, Ltd.	426,313	4,489,126
Santos, Ltd.	517,774	3,126,161
Canada 4.9%		27,028,635
Bank of Montreal	73,813	4,373,819
Barrick Gold Corp. (L)	238,209	2,546,109
Bombardier, Inc., Class B	1,341,763	2,417,107
Husky Energy, Inc.	218,018	4,170,096
Magna International, Inc.	85,241	4,784,143
Suncor Energy, Inc.	145,730	4,013,701
The Toronto-Dominion Bank	111,234	4,723,660
Chile 0.5%		3,005,230
Antofagasta PLC	277,651	3,005,230
China 1.4%		7,867,543
China Petroleum & Chemical Corp., H Shares	5,064,279	4,345,464
CNOOC, Ltd.	2,483,000	3,522,079
Denmark 1.6%		9,029,556
Carlsberg A/S, Class B	49,064	4,445,477
Danske Bank A/S	155,937	4,584,079
Finland 0.8%		4,227,118
Kesko OYJ, B Shares	121,391	4,227,118
France 10.5%		57,925,026
Atos SE	62,441	4,665,807
AXA SA	193,684	4,910,257
BNP Paribas SA	71,965	4,367,042
Cie de Saint-Gobain	97,692	4,409,961
Danone SA	64,810	4,198,040
GDF Suez	206,022	3,835,798
Kering	26,673	4,768,800
Orange SA	287,564	4,444,125
Publicis Groupe SA	65,198	4,832,681
Sanofi	48,973	4,844,906
Societe BIC SA	27,441	4,377,063
Total SA	71,707	3,517,305
Vinci SA	81,899	4,753,241
Germany 10.5%		57,426,874
Allianz SE	28,530	4,449,294
BASF SE	49,413	4,348,004
Bayerische Motoren Werke AG	39,796	4,358,248
Deutsche Bank AG	132,743	3,991,153
Deutsche Boerse AG	50,631	4,193,655
E.ON SE	272,805	3,637,717
Fresenius SE & Company KGa	85,785	5,507,960

2SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Shares	Value
Germany (continued)
Gerresheimer AG	77,739	$4,843,271
Merck KGaA	44,330	4,419,278
Muenchener Rueckversicherungs AG	23,693	4,200,645
Rheinmetall AG	74,229	3,765,118
SAP SE	69,876	4,896,661
Siemens AG	47,601	4,815,870
Hong Kong 3.1%		16,828,982
China Mobile, Ltd.	327,582	4,191,056
Guangdong Investment, Ltd.	3,168,098	4,433,259
Hang Lung Group, Ltd.	906,376	3,989,407
Yue Yuen Industrial Holdings, Ltd.	1,260,202	4,215,260
Ireland 0.6%		3,571,508
C&C Group PLC	912,002	3,571,508
Israel 1.0%		5,501,836
Teva Pharmaceutical Industries, Ltd.	92,971	5,501,836
Japan 19.0%		104,204,415
Asahi Kasei Corp.	508,248	4,168,946
Bridgestone Corp.	121,786	4,501,526
East Japan Railway Company	51,163	4,599,514
Ebara Corp.	989,706	4,789,294
Fujitsu, Ltd.	866,798	4,843,103
Honda Motor Company, Ltd.	144,317	4,664,304
Inpex Corp.	364,274	4,134,857
Japan Tobacco, Inc.	144,119	5,123,326
Komatsu, Ltd.	242,508	4,865,515
Kyocera Corp.	88,840	4,619,010
Mitsubishi Corp.	221,509	4,869,656
Mitsubishi UFJ Financial Group, Inc.	703,500	5,061,307
Mitsui Fudosan Company, Ltd.	162,557	4,548,818
Mizuho Financial Group, Inc.	2,458,484	5,319,502
MS&AD Insurance Group Holdings, Inc.	159,890	4,977,103
Nippon Telegraph & Telephone Corp.	134,200	4,860,154
Nippon Television Holdings, Inc.	253,468	4,477,383
Nissan Motor Company, Ltd.	435,813	4,552,918
Sumitomo Chemical Company, Ltd.	889,000	5,341,474
Taiheiyo Cement Corp.	1,416,467	4,142,294
Toyo Suisan Kaisha, Ltd.	137,987	5,027,813
Toyota Motor Corp.	70,484	4,716,598
Netherlands 5.2%		28,454,664
Aegon NV	603,410	4,452,085
Heineken Holding NV	69,438	4,866,883
ING Groep NV	331,929	5,511,817
Koninklijke KPN NV	1,274,536	4,886,376
Royal Dutch Shell PLC, A Shares	156,159	4,441,152
Wolters Kluwer NV	144,348	4,296,351
Singapore 2.4%		13,158,261
DBS Group Holdings, Ltd.	306,500	4,702,830
Sembcorp Industries, Ltd.	1,418,658	4,094,564
Singapore Telecommunications, Ltd.	1,383,660	4,360,867

SEE NOTES TO FUND'S INVESTMENTS3

International Value Equity Fund

			Shares	Value
South Africa 0.6%				$3,387,983
	Tiger Brands, Ltd.		145,232	3,387,983
Spain 2.4%				13,090,819
	Banco Santander SA		720,226	5,066,094
	Ebro Foods SA		170,935	3,311,755
	Telefonica SA		330,841	4,712,970
Sweden 2.3%				12,411,213
	Getinge AB, B Shares		184,346	4,438,318
	Modern Times Group AB, B Shares		145,557	3,906,492
	Telefonaktiebolaget LM Ericsson, B Shares		390,432	4,066,403
Switzerland 6.1%				33,317,929
	Bucher Industries AG		11,623	2,891,556
	Credit Suisse Group AG (I)		163,312	4,505,369
	Glencore PLC (I)		725,747	2,910,376
	Nestle SA		73,202	5,281,570
	Novartis AG		83,855	8,248,017
	Roche Holding AG		20,040	5,619,046
	Zurich Insurance Group AG (I)		12,686	3,861,995
United Kingdom 17.5%				96,020,365
	Anglo American PLC		184,801	2,669,699
	AstraZeneca PLC		68,130	4,311,938
	Barclays PLC		1,179,487	4,834,269
	BP PLC		606,168	4,022,917
	Carillion PLC		765,234	4,108,043
	Debenhams PLC		3,346,299	4,690,804
	Diageo PLC		169,761	4,916,212
	easyJet PLC		194,330	4,723,851
	GlaxoSmithKline PLC		250,678	5,212,051
	HSBC Holdings PLC		641,258	5,742,053
	Imperial Tobacco Group PLC		100,486	4,839,599
	Informa PLC		550,462	4,727,602
	Kingfisher PLC		863,133	4,707,923
	Meggitt PLC		544,263	3,985,465
	Premier Oil PLC (I)		803,673	1,882,081
	RSA Insurance Group PLC		723,579	4,512,063
	Sky PLC		305,148	4,970,110
	Smith & Nephew PLC		322,555	5,456,722
	Standard Chartered PLC		315,229	5,048,174
	Unilever PLC		128,345	5,510,992
	Vodafone Group PLC		1,411,178	5,147,797
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$232,326
(Cost $232,326)
John Hancock Collateral Trust (W)	0.1769(Y	)	23,220	232,326
Short-term investments 4.6%				$25,070,831
(Cost $25,070,831)
Money market funds 3.8%				20,556,831
JPMorgan U.S. Treasury Plus Money Market Fund	0.0100(Y	)	20,556,831	20,556,831

4SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Par value	Value
Repurchase agreement 0.8%		$4,514,000
Barclays Capital Tri-Party Repurchase Agreement dated 6-30-15 at 0.090% to be repurchased at $4,514,011 on 7-1-15, collateralized by $4,362,600 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-17 (valued at $4,604,343, including interest)	4,514,000	4,514,000
Total investments (Cost $526,380,406)† 99.6%		$546,922,525
Other assets and liabilities, net 0.4%		$2,173,959
Total net assets 100.0%		$549,096,484

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-15. The value of securities on loan amounted to $221,078.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-15.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $526,991,018. Net unrealized appreciation aggregated $19,931,507, of which $55,498,631 related to appreciated investment securities and $35,567,124 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 6-30-15:

Financials	22.8%
Consumer discretionary	13.3%
Industrials	11.6%
Consumer staples	10.7%
Health care	10.6%
Energy	6.8%
Materials	6.1%
Telecommunication services	5.9%
Information technology	4.2%
Utilities	3.0%
Short-term investments and other	5.0%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2015, by major security category or type:

	Total market value at 6-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$25,161,411	—	$25,161,411	—
Canada	27,028,635	$27,028,635	—	—
Chile	3,005,230	—	3,005,230	—
China	7,867,543	—	7,867,543	—
Denmark	9,029,556	—	9,029,556	—
Finland	4,227,118	—	4,227,118	—
France	57,925,026	—	57,925,026	—
Germany	57,426,874	—	57,426,874	—
Hong Kong	16,828,982	—	16,828,982	—
Ireland	3,571,508	—	3,571,508	—
Israel	5,501,836	—	5,501,836	—
Japan	104,204,415	—	104,204,415	—
Netherlands	28,454,664	—	28,454,664	—
Singapore	13,158,261	—	13,158,261	—
South Africa	3,387,983	—	3,387,983	—
Spain	13,090,819	—	13,090,819	—
Sweden	12,411,213	—	12,411,213	—
Switzerland	33,317,929	—	33,317,929	—
United Kingdom	96,020,365	—	96,020,365	—
Securities lending collateral	232,326	232,326	—	—
Short-term investments	25,070,831	20,556,831	4,514,000	—
Total investments in securities	$546,922,525	$47,817,792	$499,104,733	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q1	06/15
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		8/15

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Strategic Growth Fund

As of 6-30-15 (unaudited)
	Shares	Value
Common stocks 97.5%		$1,925,818,382
(Cost $1,582,157,081)
Consumer discretionary 24.3%		481,050,949
Auto components 1.8%
Delphi Automotive PLC	274,431	23,351,334
Lear Corp.	106,404	11,944,913
Hotels, restaurants and leisure 1.8%
Starbucks Corp.	311,236	16,686,918
Wyndham Worldwide Corp.	235,956	19,327,156
Household durables 1.3%
Harman International Industries, Inc.	221,652	26,363,289
Internet and catalog retail 4.6%
Amazon.com, Inc. (I)	132,370	57,460,493
The Priceline Group, Inc. (I)	28,336	32,625,220
Media 5.6%
Comcast Corp., Class A	802,856	48,283,760
The Walt Disney Company	545,944	62,314,048
Multiline retail 2.7%
Dollar Tree, Inc. (I)	383,143	30,264,466
Target Corp.	291,333	23,781,513
Specialty retail 5.7%
Lowe's Companies, Inc.	445,497	29,834,934
The Home Depot, Inc.	401,101	44,574,354
Tractor Supply Company	249,669	22,455,230
Williams-Sonoma, Inc.	201,402	16,569,343
Textiles, apparel and luxury goods 0.8%
Michael Kors Holdings, Ltd. (I)	361,463	15,213,978
Consumer staples 7.8%		153,262,757
Food and staples retailing 3.9%
Costco Wholesale Corp.	221,625	29,932,673
CVS Health Corp.	300,150	31,479,732
The Kroger Company	204,319	14,815,171
Tobacco 3.9%
Altria Group, Inc.	827,285	40,462,509
Philip Morris International, Inc.	456,189	36,572,672
Energy 2.8%		54,477,464
Oil, gas and consumable fuels 2.8%
ConocoPhillips	368,099	22,604,960
EOG Resources, Inc.	48,668	4,260,883
Hess Corp.	87,129	5,827,188
Occidental Petroleum Corp.	77,417	6,020,720
The Williams Companies, Inc.	274,677	15,763,713
Financials 5.6%		111,484,768
Banks 2.8%
First Republic Bank	416,358	26,243,045
Signature Bank (I)	204,532	29,941,439
Capital markets 2.8%
KKR & Company LP	1,218,174	27,835,276
The Blackstone Group LP	672,009	27,465,008

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Growth Fund

	Shares	Value
Health care 20.3%		$401,768,322
Biotechnology 7.1%
Alexion Pharmaceuticals, Inc. (I)	169,995	30,729,996
Amgen, Inc.	150,470	23,100,154
Biogen, Inc. (I)	70,419	28,445,051
Gilead Sciences, Inc.	498,610	58,377,259
Health care equipment and supplies 1.1%
Zimmer Biomet Holdings, Inc.	197,845	21,610,609
Health care providers and services 4.6%
AmerisourceBergen Corp.	228,069	24,252,857
Cardinal Health, Inc.	358,284	29,970,457
McKesson Corp.	166,370	37,401,640
Life sciences tools and services 0.5%
PAREXEL International Corp. (I)	75,863	4,878,750
Quintiles Transnational Holdings, Inc. (I)	72,809	5,286,661
Pharmaceuticals 7.0%
Allergan PLC (I)	150,046	45,532,959
Endo International PLC (I)	345,811	27,543,846
Mylan NV (I)	337,236	22,884,835
Perrigo Company PLC	73,441	13,574,100
Pfizer, Inc.	840,416	28,179,148
Industrials 7.1%		140,096,710
Aerospace and defense 2.2%
B/E Aerospace, Inc.	441,105	24,216,665
The Boeing Company	144,329	20,021,319
Air freight and logistics 1.1%
FedEx Corp.	121,322	20,673,269
Airlines 0.3%
American Airlines Group, Inc.	146,842	5,864,135
Machinery 2.2%
Cummins, Inc.	171,686	22,523,486
Wabtec Corp.	218,029	20,547,053
Road and rail 1.3%
Union Pacific Corp.	275,252	26,250,783
Information technology 25.8%		509,387,096
Communications equipment 0.6%
QUALCOMM, Inc.	194,354	12,172,391
Internet software and services 6.2%
Facebook, Inc., Class A (I)	818,302	70,181,671
Google, Inc., Class C (I)	100,563	52,344,047
IT services 4.7%
Alliance Data Systems Corp. (I)	92,990	27,147,501
MasterCard, Inc., Class A	186,602	17,443,555
Visa, Inc., Class A	723,145	48,559,187
Semiconductors and semiconductor equipment 2.6%
Integrated Device Technology, Inc. (I)	854,192	18,535,966
NXP Semiconductors NV (I)	329,532	32,360,042
Software 4.3%
Microsoft Corp.	783,451	34,589,362
ServiceNow, Inc. (I)	321,789	23,912,141

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Growth Fund

	Shares	Value
Information technology (continued)
Software (continued)
Synchronoss Technologies, Inc. (I)	167,655	$7,666,863
Workday, Inc., Class A (I)	252,179	19,263,954
Technology hardware, storage and peripherals 7.4%
Apple, Inc.	1,157,747	145,210,416
Materials 3.8%		74,290,316
Chemicals 2.7%
PPG Industries, Inc.	191,780	22,001,002
The Sherwin-Williams Company	114,653	31,531,868
Metals and mining 1.1%
Freeport-McMoRan, Inc.	1,114,793	20,757,446
	Par value	Value
Short-term investments 1.1%		$21,985,000
(Cost $21,985,000)
Repurchase agreement 1.1%		21,985,000
Repurchase Agreement with State Street Corp. dated 6-30-15 at 0.000% to be repurchased at $21,985,000 on 7-1-15, collateralized by $22,110,000 U.S. Treasury Notes, 1.500% due 1-31-19 (valued at $22,428,384, including interest)	21,985,000	21,985,000
Total investments (Cost $1,604,142,081)† 98.6%		$1,947,803,382
Other assets and liabilities, net 1.4%		$27,966,051
Total net assets 100.0%		$1,975,769,433

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,606,807,607. Net unrealized appreciation aggregated $340,995,775, of which $378,330,149 related to appreciated investment securities and $37,334,374 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015 all investments are categorized as Levels 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q1	06/15
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		8/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:  August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:  August 19, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:  August 19, 2015